Short-Term Loans (Details)		12 Months Ended
	Dec. 20, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 13, 2021 USD ($)	Mar. 13, 2021 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 20, 2018 CNY (¥)
Short-Term Loans (Details) [Line Items]
Repayment amount		$ 3,200,000
Total outstanding short-term loan balance		$ 8,400,000	$ 5,400,000
Due	84 months
CCB [Member]
Short-Term Loans (Details) [Line Items]
Annual interest rate	5.39%						5.39%
Short-term bank loans borrowed	$ 3,119,000						¥ 21,450,000
Repay loan principal and accrued interest				$ 3,192,827	¥ 21,140,000
Loans agreements [Member]
Short-Term Loans (Details) [Line Items]
Short term loans			$ 107,829			$ 1,046,275
Loans agreements [Member] | Minimum [Member]
Short-Term Loans (Details) [Line Items]
Annual interest rate			4.15%			2.46%
Loans agreements [Member] | Maximum [Member]
Short-Term Loans (Details) [Line Items]
Annual interest rate			24.00%			25.00%
Qingdao Tiandihui Foodstuffs Co., Ltd. [Member]
Short-Term Loans (Details) [Line Items]
Land and factory buildings on the land owned				$ 5,098,461
Qingdao Tiandihui Foodstuffs Co., Ltd. [Member]
Short-Term Loans (Details) [Line Items]
Land and factory buildings on the land owned | ¥					¥ 33,140,000